Convertible Notes Payable	3 Months Ended
Mar. 31, 2025
Convertible Notes Payable
Convertible Notes Payable

Note 8. Convertible Notes Payable

Promissory convertible notes are unsecured obligations subordinated to the Company’s senior debts, if any. These notes have a principal balance that accrues simple interest at a rate of 0.44% per annum and matures five years from the date of issuance.

The conversion of these notes into equity occurs at the earliest of:

1)	the closing of the next qualified equity financing, which is the next sale of preferred stock for purpose of raising capital following the issuance of convertible notes; or
2)

at the election of the requisite noteholders following a corporate transaction, which occurs at i) the sale, transfer, or disposition of all or substantially all of the Company’s assets; or ii) the consummation of a merger or consolidation of the Company with or into entity; or iii) the transfer of more than 50% of outstanding voting securities of the Company; or

3)	at the maturity.

The conversion price is calculated based on:

1)	the product of 80% and the lowest per share purchase price of preferred stock issued in the next equity financing; or
2)	the quotient resulting from dividing a conversion valuation cap by the fully diluted capitalization of the Company immediately prior to the closing of a corporate transaction; or
3)	the quotient resulting from dividing a conversion valuation cap by the fully diluted capitalization of the Company immediately prior to maturity.

Convertible notes payable is comprised of the following as of March 31, 2025 and December 31, 2024:

Borrower No.	Amount	Interest Rate	Conversion Cap	Closing Date	Maturity Date	March 31, 2025	December 31, 2024
1	$250,000	0.44%	$3,000,000	2/7/2022	2/7/2027	$250,000	$250,000
2	62,500	0.44%	3,000,000	2/7/2022	2/7/2027	62,500	62,500
3	62,500	0.44%	3,000,000	2/7/2022	2/7/2027	62,500	62,500
4	35,000	0.44%	3,000,000	2/7/2022	2/7/2027	35,000	35,000
5	90,000	0.44%	3,000,000	2/7/2022	2/7/2027	90,000	90,000
6	50,000	0.44%	3,000,000	2/7/2022	2/7/2027	50,000	50,000
7	50,000	0.44%	3,000,000	2/7/2022	2/7/2027	50,000	50,000
8	10,000	0.44%	3,000,000	2/7/2022	2/7/2027	10,000	10,000
9	50,000	0.44%	3,000,000	2/7/2022	2/7/2027	50,000	50,000
10	30,000	0.44%	3,000,000	2/7/2022	2/7/2027	30,000	30,000
11	100,000	0.44%	3,000,000	2/7/2022	2/7/2027	100,000	100,000
12	50,000	0.44%	3,000,000	2/7/2022	2/7/2027	50,000	50,000
13	20,000	0.44%	3,000,000	2/7/2022	2/7/2027	20,000	20,000
14	20,000	0.44%	3,000,000	2/7/2022	2/7/2027	20,000	20,000
15	20,000	0.44%	3,000,000	3/3/2022	3/3/2027	20,000	20,000
16	18,176	0.44%	3,000,000	2/7/2022	2/7/2027	18,176	18,176
17	53,015	0.44%	3,000,000	2/7/2022	2/7/2027	53,015	53,015
18	53,015	0.44%	3,000,000	2/7/2022	2/7/2027	53,015	53,015
19	27,265	0.44%	3,000,000	2/7/2022	2/7/2027	27,265	27,265
20	98,529	0.44%	3,000,000	2/7/2022	2/7/2027	98,529	98,529
21	50,000	0.44%	3,000,000	4/7/2022	4/7/2027	50,000	50,000
22	200,000	0.44%	5,000,000	12/6/2023	12/6/2028	200,000	200,000
23	50,000	0.44%	5,000,000	3/15/2024	3/15/2029	50,000	50,000
24	50,000	0.44%	5,000,000	3/15/2024	3/15/2029	50,000	50,000
25	87,500	0.44%	3,000,000	2/7/2022	2/7/2027	87,500	87,500
26	62,500	0.44%	3,000,000	2/7/2022	2/7/2027	62,500	62,500
27	100,000	0.44%	3,000,000	2/7/2022	2/7/2027	100,000	100,000
Totals	$1,750,000					$1,750,000	$1,750,000